Related Party Transactions (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Related party transactions [abstract]
Basic compensation and bonuses	¥ 1,839	¥ 1,640	¥ 1,614
Share-based compensation (expensed amount)	2,749	2,403	2,547
Other	85	43	38
Total	¥ 4,673	¥ 4,085	¥ 4,199